TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2003

To The

Prospectus Dated May 1, 2003

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Examples in the prospectus.

Optional Separate Account Expenses:
Liquidity Rider(1)	0.50%

Example	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1727	$3289	$4201	$7451
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$927	$2659	$4201	$7451

(1)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule.    The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1 1 – 2 2 – 3 3 – 4 more than 5	8% 8% 7% 6% 0%

Rider Fee.    A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values.     After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination.    The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

The following information hereby amends, and to the extent inconsistent replaces, the Appendix B contained in the prospectus.

APPENDIX B

HISTORICAL PERFORMANCE DATA

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge, Additional Death Distribution Rider and Liquidity Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class(1)	N/A	N/A	-19.12%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class(1)	N/A	N/A	-28.19%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class(1)	N/A	N/A	-21.95%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class(1)	N/A	N/A	-24.78%	May 1, 2002
Alger Aggressive Growth – Service Class	-43.41%	N/A	-36.68%	May 1, 2000
American Century Income & Growth – Service Class	-28.82%	N/A	-22.24%	May 1, 2001
American Century International – Service Class(2)	-31.38%	N/A	-29.82%	May 1, 2001
BlackRock Global Science & Technology Opportunities – Service Class(1)	N/A	N/A	-37.03%	May 1, 2002
BlackRock Mid Cap Growth – Service Class	N/A	N/A	-32.87%	May 1, 2002
Capital Guardian Global – Service Class	-28.95%	N/A	-4.64%	February 2, 1998
Capital Guardian U.S. Equity – Service Class(3)	-33.11%	N/A	-18.42%	October 9, 2000
Capital Guardian Value – Service Class	-30.10%	-5.04%	4.86%	May 27, 1993
Clarion Real Estate Securities – Service Class	N/A	N/A	-15.85%	May 1, 2002
Great Companies – AmericaSM – Service Class	-30.09%	N/A	-20.72%	May 1, 2001
Great Companies – Global[2] – Service Class	-30.89%	N/A	-25.35%	October 9, 2000
Great Companies – TechnologySM – Service Class	-47.03%	N/A	-43.19%	May 1, 2001
Janus Balanced (A/T) – Service Class	N/A	N/A	-14.85%	May 1, 2002
Janus Growth (A/T) – Service Class(4)	-39.77%	-5.42%	2.95%†	July 1, 1992
Jennison Growth – Service Class	-39.86%	-15.08%	-10.23%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	-33.88%	-5.32%	-1.37%	May 1, 1997
Marsico Growth(5)(6)	-35.23%	N/A	-23.91%	May 1, 2000
MFS High Yield – Service Class	-7.97%	N/A	-3.24%	June 1, 1998
PBHG Mid Cap Growth – Service Class	-37.58%	N/A	-38.21%	May 1, 2000
PBHG/NWQ Value Select – Service Class	-23.79%	N/A	-8.45%	May 1, 2000
PIMCO Total Return – Service Class	N/A	N/A	-3.77%	May 1, 2002
Salomon All Cap – Service Class	-34.00%	N/A	-13.46%	May 1, 2000
Transamerica Convertible Securities – Service Class	N/A	N/A	-16.51%	May 1, 2002
Transamerica Equity – Service Class	-31.60%	N/A	-26.78%	May 1, 2000
Transamerica Growth Opportunities – Service Class	-23.89%	N/A	-9.80%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	-4.34%	1.84%	3.13%	May 13, 1994
T. Rowe Price Equity Income – Service Class	-22.44%	-1.19%	7.64%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	-32.15%	-1.94%	7.96%	January 3, 1995
† Ten Year Date

TABLE 1 – A (continued)

Standard Average Annual Total Returns

(Assuming A Surrender Charge, Additional Death Distribution Rider and Liquidity Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	10 Year or Inception	Subaccount Inception Date
T. Rowe Price Small Cap – Service Class	-36.56%	N/A	-25.11%	May 1, 2000
Van Kampen Active International Allocation – Service Class	-26.48%	-8.04%	-1.29%†	April 8, 1991
Van Kampen Asset Allocation – Service Class	-25.90%	-1.79%	4.72%†	April 8, 1991
Van Kampen Emerging Growth – Service Class	-42.11%	N/A	-38.22%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	N/A	N/A	-32.75%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	N/A	N/A	-29.25%	May 1, 2002
Alliance Growth & Income Portfolio – Class B	-31.45%	N/A	-24.63%	May 1, 2001
Alliance Premier Growth Portfolio – Class B	-39.80%	N/A	-34.00%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(7)	-37.15%	N/A	-47.23%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	-34.80%	N/A	-32.22%	October 9, 2000
MFS New Discovery Series – Service Class	N/A	N/A	-33.83%	May 1, 2002
MFS Total Return Series – Service Class	N/A	N/A	-16.91%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	-19.12%	N/A	-16.16%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	-26.47%	N/A	-10.71%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-39.27%	N/A	-32.98%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	-19.53%	N/A	-5.97%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	N/A	N/A	-33.70%	May 1, 2002
† Ten Year Date

(1)	Effective May 1, 2003, Conservative Asset Allocation changed its name to Asset Allocation – Conservative Portfolio; Aggressive Asset Allocation changed its name to Asset Allocation – Growth Portfolio; Moderate Asset Allocation changed its name to Asset Allocation – Moderate Portfolio; Moderately Aggressive Asset Allocation changed its name to Asset Allocation – Moderate Growth Portfolio, and BlackRock Global Science & Technology changed its name to BlackRock Global Science & Technology Opportunities.
(2)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.
(3)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.
(4)	As of May 1, 2003, Janus Growth II was merged into Janus Growth.
(5)	Formerly known as Goldman Sachs Growth.
(6)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(7)	Formerly known as Janus Aspen – Aggressive Growth Portfolio.

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